Research and Development Expenses (Tables)	9 Months Ended
Sep. 30, 2022
Research and Development Expenses.
Schedule of research and development expenses

	For the Nine Months Ended September 30,
	2021	2022
Employee compensation	1,339,965	2,761,585
Design and development expenses	584,921	1,660,395
Rental and related expenses	34,496	76,408
Depreciation and amortization expenses	38,635	62,371
Travel expenses	33,591	54,304
Others	24,790	94,878
Total	2,056,398	4,709,941